Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford Health Innovation Equities Fund

	Shares	Value
COMMON STOCKS — 93.6%

CHINA — 1.8%
Wuxi Biologics Cayman, Inc. *	113,500	$207,632
Zai Lab Ltd. *	46,490	75,463
		283,095
DENMARK — 17.4%
ALK-Abello A/S *	39,157	706,259
Ambu A/S, B Shares *	43,962	723,528
Ascendis Pharma A/S ADR *	3,202	484,046
Genmab A/S *	2,984	894,689
		2,808,522
GERMANY — 0.5%
BioNTech SE ADR *	948	87,453

JAPAN — 2.4%
M3, Inc.	27,300	392,884

NETHERLANDS — 5.6%
Argenx SE *	2,304	908,406

UNITED KINGDOM — 1.0%
Exscientia PLC ADR *	27,430	156,900

UNITED STATES — 64.9%
10X Genomics, Inc., Class A *	14,029	526,508
Alector, Inc. *	12,141	73,089
Alnylam Pharmaceuticals, Inc. *	4,393	656,534
Denali Therapeutics, Inc. *	11,088	227,526
Dexcom, Inc. *	6,732	933,728
Doximity, Inc., Class A *	17,267	464,655
Edwards Lifesciences Corp. *	8,848	845,515
Exact Sciences Corp. *	10,207	704,895
Health Catalyst, Inc. *	19,970	150,374
Illumina, Inc. *	4,001	549,417
Inspire Medical Systems, Inc. *	884	189,874
Insulet Corp. *	1,366	234,132
Ionis Pharmaceuticals, Inc. *	11,636	504,421
Lyell Immunopharma, Inc. *	24,037	53,603
Moderna, Inc. *	10,314	1,099,060
Recursion Pharmaceuticals, Inc., Class A *	32,039	319,429
Relay Therapeutics, Inc. *	13,311	110,481
ResMed, Inc.	2,319	459,232
Sage Therapeutics, Inc. *	2,808	52,622
Sana Biotechnology, Inc. *	5,357	53,570
Shockwave Medical, Inc. *	3,941	1,283,308
STAAR Surgical Co. *	6,355	243,269
Twist Bioscience Corp. *	4,945	169,663
Veeva Systems, Inc., Class A *	2,280	528,253
Vir Biotechnology, Inc. *	5,282	53,507
		10,486,665
Total Common Stocks
(cost $16,802,602)		15,123,925

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford Health Innovation Equities Fund

	Shares	Value
PREFERRED STOCKS — 4.6%

GERMANY — 4.6%
Sartorius AG 0.39%	1,858	$737,831

Total Preferred Stocks
(cost $641,694)		737,831

TOTAL INVESTMENTS — 98.2%
(cost $17,444,296)		$15,861,756
Other assets less liabilities — 1.8%		297,737
NET ASSETS — 100.0%		$16,159,493

*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford Health Innovation Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$11,215,064	$3,908,861	$—	$15,123,925
Preferred Stocks**	—	737,831	—	737,831
Total	$11,215,064	$4,646,692	$—	$15,861,756

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2023.